Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2018
(in millions)
Trading account securities	¥7,703,892
Investment securities	9,178,501
Loans	13,956,677
Other	50,714

Total	¥30,889,784

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2018
(in millions)
Deposits	¥268,091
Call money and funds purchased	16,351
Payables under repurchase agreements and securities lending transactions	16,269,396
Other short-term borrowings and long-term debt	14,319,750
Other	16,196

Total	¥30,889,784